Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Current Prepayments [Abstract]
R&D Contract Research Organization	$ 12,551,398
Insurance	1,820,059	$ 320,521
Other prepayments	14,698	8,630
Total current prepayments	$ 14,386,155	$ 329,151	$ 298,156